Contract Backlog	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Contract Backlog
Contract Backlog
8.	CONTRACT BACKLOG

As of June 30, 2020, the Company had no contract backlog. As of December 31, 2019, the Company had a contract backlog approximating $551,850, with anticipated direct costs to completion approximating $454,132.

11.	CONTRACT BACKLOG

Contract backlog is classified under current and non-current liabilities held for sale on the balance sheet.

At December 31, 2019, the Company had a contract backlog approximating $551,850, with anticipated direct costs to completion approximating $454,132. At December 31, 2018, the Company had a contract backlog approximating $583,392, with anticipated direct costs to completion approximating $452,884.